Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ASTON FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 29, 2012
Supplement [Text Block]	af1_Supplement

Aston Funds

(the “Trust”)

ASTON/Anchor Capital Enhanced Equity Fund (the “Fund”)

(formerly, ASTON/M.D. Sass Enhanced Equity Fund)

Class N Shares and Class I Shares

Supplement dated June 29, 2012 to the Prospectus dated February 29, 2012 for the Aston Funds

(the “Prospectus”) and the Summary Prospectus dated March 1, 2012 for the Fund

(the “Summary Prospectus” and together with the Prospectus, the “Prospectuses”)

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectuses and should be retained and read in conjunction with the Prospectuses. Keep it for future reference.

CHANGE IN SUBADVISER AND FUND NAME

Effective as of June 30, 2012 (the “Effective Date”), Anchor Capital Advisors LLC (“Anchor Capital”) was appointed as a subadviser to the Fund, and the Fund will change its name to ASTON/Anchor Capital Enhanced Equity Fund. All of the assets of the Fund will be allocated to Anchor Capital as of the Effective Date. The existing subadvisory agreement with M.D. Sass Investors Services, Inc. will be terminated.

There is no change in the Fund’s portfolio manager or its current investment objective, principal investment strategies or management fees.

ASTON/M.D. SASS ENHANCED EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af1_Supplement

Aston Funds

(the “Trust”)

ASTON/Anchor Capital Enhanced Equity Fund (the “Fund”)

(formerly, ASTON/M.D. Sass Enhanced Equity Fund)

Class N Shares and Class I Shares

Supplement dated June 29, 2012 to the Prospectus dated February 29, 2012 for the Aston Funds

(the “Prospectus”) and the Summary Prospectus dated March 1, 2012 for the Fund

(the “Summary Prospectus” and together with the Prospectus, the “Prospectuses”)

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectuses and should be retained and read in conjunction with the Prospectuses. Keep it for future reference.

CHANGE IN SUBADVISER AND FUND NAME

Effective as of June 30, 2012 (the “Effective Date”), Anchor Capital Advisors LLC (“Anchor Capital”) was appointed as a subadviser to the Fund, and the Fund will change its name to ASTON/Anchor Capital Enhanced Equity Fund. All of the assets of the Fund will be allocated to Anchor Capital as of the Effective Date. The existing subadvisory agreement with M.D. Sass Investors Services, Inc. will be terminated.

There is no change in the Fund’s portfolio manager or its current investment objective, principal investment strategies or management fees.